SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION	6 Months Ended
Jun. 30, 2025
Supplementary Consolidated Balance Sheets Information [Abstract]
SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION
NOTE 13:-	SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION

a.	Other current assets:

	June 30, 2025	December 31, 2024
	Unaudited	Audited

Governmental authorities	$3,612	$3,033
Prepaid expenses	11,060	6,268
Deferred charges	8,885	4,510
Advance payments to suppliers	11,450	4,763
Other receivables	5,971	1,532
Derivative instruments	3,620	1,068
Other	900	789

	$45,498	$21,963

b.	Other current liabilities:

	June 30, 2025	December 31, 2024
	Unaudited	Audited

Payroll and related employee accruals	$13,819	$14,192
Governmental authorities	1,631	2,651
Holdback Amount (see Note 15)	-	800
Royalties commitment	2,920	-
Other	251	174

	$18,621	$17,817

c.	Other long-term liabilities:

	June 30, 2025	December 31, 2024
	Unaudited	Audited

Earn-out considerations (see Note 15)	$43,970	$10,400
Other	2,001	206

	$45,971	$10,606

d.
During the six months ended June 30, 2025, the Company invested $3,500 in Crosense, an early-stage startup developing drone detection and tracking technology. The investment is presented under Other long-term assets.